15. Intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	R$ 39,668,263	R$ 42,805,613
Accumulated amortization	(10,655,803)	(9,339,481)
Net	29,012,460	33,466,132	R$ 31,246,788	R$ 28,513,626
Agreements - equity value
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	5,465,206	8,893,296
Accumulated amortization	(1,391,862)	(1,751,682)
Net	4,073,344	7,141,614	7,482,955	7,287,630
Agreements - economic value
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	1,948,255	2,068,402
Accumulated amortization	(716,246)	(634,465)
Net	1,232,009	1,433,937	1,381,652	1,353,020
Program contracts
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	12,710,937	10,653,292
Accumulated amortization	(3,933,008)	(3,058,226)
Net	8,777,929	7,595,066	6,576,021	6,288,575
Program contracts - commitments
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	1,320,106	1,113,160
Accumulated amortization	(240,555)	(202,785)
Net	1,079,551	910,375	823,216	850,530
Services contracts - Sao Paulo
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	17,474,797	19,388,751
Accumulated amortization	(4,083,345)	(3,471,736)
Net	13,391,452	15,917,015	14,552,707	12,367,017
Software license
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	748,962	688,712
Accumulated amortization	(290,787)	(220,587)
Net	R$ 458,175	R$ 468,125	R$ 430,237	R$ 366,854